DISPOSALS AND DISCONTINUED OPERATIONS - Divestiture of India Operations (Details)		3 Months Ended
	Jun. 17, 2026 USD ($)	Jun. 30, 2026 USD ($) ₨ / $	Jun. 17, 2026	Jun. 17, 2026 shares	Jun. 17, 2026 ₨ / shares	Jun. 17, 2026 $ / shares	Jun. 17, 2026 ₨ / $	Jun. 17, 2026 $ / ₨	Apr. 06, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
DISPOSALS AND DISCONTINUED OPERATIONS
Spot exchange rate (Indian rupees per $) | ₨ / $		94.8889
Cumulative translation adjustments reclassified from accumulated other comprehensive loss		$ (778,060)
Total consideration										$ 0
Discontinued operations
DISPOSALS AND DISCONTINUED OPERATIONS
Percentage of interest disposed		94.12%	94.12%						1.00%
Equity consideration | shares				160,000,000
Percentage of ownership held by entity post swap transaction			17.30%
Price per equity shares (in per share) | (per share)					₨ 18.63	$ 0.2
Spot exchange rate (Indian rupees per $)							94.89	1
Equity consideration (in per share) | (per share)					₨ 21.93	$ 0.23
Cumulative translation adjustments reclassified from accumulated other comprehensive loss	$ 778,000
Cash and cash equivalents										$ 167,848	$ 12,630
Total consideration	$ 31,413,579	$ 31,400,000							$ 31,413,579